Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
THIRD QUARTER REPORT
September 30, 2023 (Unaudited)
Columbia Research Enhanced Real Estate ETF

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Real Estate ETF
September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Research Enhanced Real Estate ETF | Third Quarter Report 2023
Notes to Portfolio of Investments
Common Stocks 99.0%
Issuer Shares Value ($)
Real Estate  99.0%
Diversified REITs 2.5%
American Assets Trust, Inc. 320 6,224
Empire State Realty Trust, Inc. Class A 382 3,071
Global Net Lease, Inc. 885 8,505
Star Holdings
(a)
70 876
WP Carey, Inc. 887 47,969
Total 66,645
Health Care REITs 4.7%
CareTrust REIT, Inc. 521 10,680
Healthpeak Properties, Inc. 2,878 52,840
Medical Properties Trust, Inc. 3,146 17,146
Omega Healthcare Investors, Inc. 925 30,673
Sabra Health Care REIT, Inc. 1,216 16,951
Total 128,290
Hotel & Resort REITs 3.5%
Apple Hospitality REIT, Inc. 1,204 18,469
Braemar Hotels & Resorts, Inc. 221 612
DiamondRock Hospitality Co. 661 5,308
Hersha Hospitality Trust Class A 94 927
Host Hotels & Resorts, Inc. 2,254 36,222
Park Hotels & Resorts, Inc. 708 8,722
RLJ Lodging Trust 640 6,266
Service Properties Trust 871 6,698
Summit Hotel Properties, Inc. 422 2,448
Sunstone Hotel Investors, Inc. 496 4,638
Xenia Hotels & Resorts, Inc. 444 5,230
Total 95,540
Industrial REITs 19.2%
Americold Realty Trust, Inc. 852 25,909
First Industrial Realty Trust, Inc. 522 24,842
LXP Industrial Trust 1,536 13,670
Prologis, Inc. 3,737 419,329
STAG Industrial, Inc. 755 26,055
Terreno Realty Corp. 302 17,154
Total 526,959
Office REITs 2.3%
Brandywine Realty Trust 903 4,100
COPT Defense Properties 355 8,460
Franklin Street Properties Corp. 408 755
Highwoods Properties, Inc. 692 14,262
Hudson Pacific Properties, Inc. 743 4,941
Kilroy Realty Corp. 615 19,440
Office Properties Income Trust 256 1,050
Orion Office REIT, Inc. 373 1,943
Paramount Group, Inc. 855 3,950
Piedmont Office Realty Trust, Inc. Class A 812 4,563
Total 63,464
Residential REITs 9.9%
American Homes 4 Rent Class A 1,396 47,031
Apartment Income REIT Corp. 628 19,280
Common Stocks (continued)
Issuer Shares Value ($)
Apartment Investment and Management Co.
Class A
(a)
579 3,937
Equity LifeStyle Properties, Inc. 441 28,096
Invitation Homes, Inc. 2,415 76,531
Mid-America Apartment Communities, Inc. 456 58,665
Sun Communities, Inc. 294 34,792
Veris Residential, Inc. 216 3,564
Total 271,896
Retail REITs 19.5%
Agree Realty Corp. 380 20,991
Brixmor Property Group, Inc. 1,579 32,811
Federal Realty Investment Trust 257 23,292
Kite Realty Group Trust 1,154 24,719
Macerich Co. (The) 850 9,273
NNN REIT, Inc. 573 20,250
Phillips Edison & Co., Inc. 463 15,529
Realty Income Corp. 2,086 104,175
Regency Centers Corp. 899 53,436
Simon Property Group, Inc. 1,722 186,028
SITE Centers Corp. 1,109 13,674
Spirit Realty Capital, Inc. 558 18,710
Tanger Factory Outlet Centers, Inc. 440 9,944
Whitestone REIT 260 2,504
Total 535,336
Specialized REITs 37.4%
American Tower Corp. 1,471 241,906
Crown Castle, Inc. 1,824 167,863
CubeSmart 710 27,072
Digital Realty Trust, Inc. 1,226 148,371
EPR Properties 494 20,521
Gaming and Leisure Properties, Inc. 824 37,533
Iron Mountain, Inc. 1,225 72,826
Outfront Media, Inc. 864 8,726
PotlatchDeltic Corp. 189 8,579
Public Storage 554 145,990
SBA Communications Corp. 341 68,258
Uniti Group, Inc. 1,242 5,862
Weyerhaeuser Co. 2,315 70,978
Total 1,024,485
Total Real Estate 2,712,615
Total Common Stocks
(Cost $2,938,425) 2,712,615
Money Market Funds 0.8%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.219%
(b)
22,417 22,417
Total Money Market Funds
(Cost $22,417) 22,417
Total Investments in Securities
(Cost $2,960,842) 2,735,032
Other Assets & Liabilities, Net 6,742
Net Assets 2,741,774
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at September 30, 2023.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Real Estate ETF
September 30, 2023 (Unaudited)
Columbia Research Enhanced Real Estate ETF | Third Quarter Report 2023 3
Abbreviation Legend
REIT Real Estate Investment Trust
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT322_12_N01_(11/23)
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